Stock-Based Compensation - Information Related to Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised
Cash received from option exercises
Tax benefit realized from option exercises
Weighted average fair value of options granted	$ 0.91	$ 0.75	$ 0.31